LEASE ARRANGEMENTS	12 Months Ended
Dec. 31, 2011
LEASE ARRANGEMENTS
LEASE ARRANGEMENTS

12. LEASE ARRANGEMENTS

        The Company has entered into lease commitments for rental of its office space which expires in 2014. The future minimum lease payments during 2012, 2013 and 2014 are $236,747, $248,632 and $41,718, respectively.

        Rent expense amounted to $424,294, $338,588 and $325,093 for the years ended December 31, 2011, 2010 and 2009, respectively.